Investment Securities (Changes in Cumulative Credit Loss Impairments) (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Changes in Cumulative Credit Loss Impairments Recognized on Debt Securities
Cumulative credit loss impairments recognized, beginning of period	$ 205	$ 176
Credit loss impairments recognized on securities not previously impaired	0	0
Incremental credit loss impairments recognized on securities previously impaired	0	0
Less: credit loss impairments previously recognized on securities sold during the period	0	(2)
Cumulative credit loss impairments recognized, end of period	$ 205	$ 174